Provisions (Details Narrative) R$ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2023 BRL (R$)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Additional financial effect of claims			R$ 1,405,540	R$ 1,247,287
Tax on services			37,332	34,265
Customs penalty			76,870	71,888
Goodwill			45,147	69,932
Estimated financial effect of claims, total			R$ 236,751	211,157
Litigation settlement amount awarded	R$ 204,330	$ 42,000
Gol Linhas Aereas S.A. ("GLA") [Member]
IfrsStatementLineItems [Line Items]
Additional non-incidence percenatge imports			1.00%
Additional financial effect of claims			R$ 166,973	160,424
G A Smiles By Smiles S A [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of claims			153,931	141,454
Smiles S A [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of claims			67,205	61,031
Brazilian [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of claims			193,172	122,901
Smiles Successor [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of claims			R$ 595,142	R$ 534,659